Income Taxes (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		9 Months Ended	1 Months Ended
	Jul. 31, 2011	Jul. 31, 2011 [UKMember] [AlbaMember]	Sep. 30, 2012 [UKMember] [AlbaMember]	Jul. 31, 2012 [UKMember] [AlbaMember] [MaximumMember]	Jul. 31, 2011 [UKMember] [AlbaMember] [MaximumMember]	Jul. 31, 2011 [UKMember] [AlbaMember] [MinimumMember]
Income Tax Disclosure [Line Items]
Petroleum Revenue Tax Rate			50.00%
Supplemental Corporate Tax Rate					32.00%	20.00%
Corporate Income Tax Rate	30.00%	30.00%
Supplemental Corporate Decommissioning Tax Rate				20.00%
Decommissioning Tax Relief Rate			50.00%
Decommissioning Tax Expense			$ 8.4